Prepayments and Other Assets - Summary of Prepayments and Other Assets (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Prepayments and Other Assets [Abstract]
Advances to suppliers	$ 1,016,075	$ 1,042,917
Deductible input VAT	520,387	527,286
Deferred financing costs	454,489	1,097,980
Receivables from third party payment platforms		8,030
Prepayment to service vendors	725,303	1,900,158
Loans to third parties	891,414	824,694
Others	516,832	557,724
Prepayments and Other Assets	4,124,500	5,958,789
Less: Other Non-Current Assets	1,101,478	1,711,830
Prepayments and other current assets	$ 3,023,022	$ 4,246,959